Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [abstract]
Capital Commitments

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Property, plant and equipment
Contracted but not provided for	247,220	585,870